Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by business segment and by geographic area
Net income (loss) attributable to Vale's stockholders	$ 4,881	$ (1,683)	$ 6,952
Loss attributable to noncontrolling interests	(350)	(497)	36
Net income (loss) from continuing operations	4,531	(2,180)	6,988
Loss from discontinued operations attributable to Vale's stockholders			(92)
Loss from discontinued operations			(92)
Depreciation, depletion and amortization	3,234	3,726	3,351
Income taxes	438	(595)	(172)
Financial results, net	4,811	3,413	4,957
Equity results and other results in associates and joint ventures	1,063	681	182
Dividends received and interest from associates and joint ventures	268	466	388
Impairment and disposal of non-current assets	2,243	5,074	899
Adjusted EBITDA	$ 16,588	$ 10,585	16,593
Adjusted EBITDA from discontinuing operations			16,590
Discontinued operations
Information by business segment and by geographic area
Loss from discontinued operations attributable to Vale's stockholders			(92)
Loss from discontinued operations			(92)
Income taxes			(40)
Financial results, net			5
Impairment of non-current assets			124
Adjusted EBITDA from discontinuing operations			$ (3)